Interests in Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of Subsidiaries with Non-controlling Interests

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries with non-controlling interests in accordance with the accounting policy described in note 1:

			Parent			Non-Controlling Interest
	Principal Place of Business /		Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest	Ownership Interest
	Country of	Class of	30-Jun-25	30-Jun-24	30-Jun-23	30-Jun-25	30-Jun-24	30-Jun-23
Name	Incorporation	Shares	%	%	%	%	%	%

AKCM (Aust) Pty Ltd*	Australia	Ordinary	85%	85%	85%	15%	15%	15%
AK Operations LLC	USA	Ordinary	100%	100%	100%	-	-	-
AK Custom Mining LLC	USA	Ordinary	100%	100%	100%	-	-	-
Alaska Range Resources LLC	USA	Ordinary	100%	100%	100%	-	-	-

*	AKCM (Aust) Pty Ltd is the immediate parent of AK Operations LLC and AK Custom Mining LLC.

Schedule of Financial Information of Subsidiaries with Non-controlling Interests

Summarized financial information of subsidiaries with non-controlling interests that are material to the consolidated entity are set out below:

	AKCM (Aust) Pty Ltd
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Summarized statement of financial position
Current assets	102,450	111,502	1,827,323
Non-current assets	102,250,175	94,603,581	83,964,996

Total assets	102,352,625	94,715,083	85,792,319

Current liabilities	-	59,373	141,459

Total liabilities	-	59,373	141,459

Net assets	102,352,625	94,655,710	85,650,860

Summarized statement of profit or loss and other comprehensive income
Revenue	-	245	20,697
Expenses	(556,908)	(707,872)	(601,690)

Loss before income tax expense	(556,908)	(707,627)	(580,993)
Income tax expense	-	-	-

Loss after income tax expense	(556,908)	(707,627)	(580,993)

Other comprehensive income/(loss)	586,637	52,550	1,948,722

Total comprehensive income/(loss)	29,729	(655,077)	1,367,729

Statement of cash flows
Net cash used in operating activities	(2,974)	(38,326)	(238,904)
Net cash used in investing activities	(3,225)	(1,665,045)	(13,239,174)

Net increase/(decrease) in cash and cash equivalents	(6,199)	(1,703,371)	(13,478,078)

Other financial information
Loss attributable to non-controlling interests	(83,536)	(106,181)	(87,149)
Total comprehensive Income/(loss) attributable to non-controlling interests	4,459	(98,299)	205,159
Accumulated non-controlling interests at the end of reporting period	(514,541)	(431,005)	(324,861)